Summary of Significant Accounting Policies - Reconciliation of net loss per ordinary shares (Details) - USD ($)		2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
		Jun. 30, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Numerator:
Allocation of net income (loss)		$ (2,493)	$ 237,150	$ (722,400)	$ (590,409)	$ (545)	$ (3,038)	$ (11,371) [1]	$ (1,075,657)
Basic weighted average shares outstanding								2,500,000
Diluted weighted average shares outstanding								2,500,000
Basic net loss per ordinary share								$ 0.00
Diluted net loss per ordinary share								$ 0.00
Shares excluded from calculation of diluted loss per share									11,876,000
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation								375,000	375,000
Common stock subject to possible redemption
Numerator:
Allocation of net income (loss)			$ 184,884			$ 0	$ 0		$ (829,848)
Basic weighted average shares outstanding			11,500,000			0	0		10,910,256
Diluted weighted average shares outstanding			11,500,000			0	0		10,910,256
Basic net loss per ordinary share			$ 0.02			$ 0	$ 0		$ (0.08)
Diluted net loss per ordinary share			$ 0.02			$ 0.00	$ 0.00		$ (0.08)
Common stock not subject to possible redemption
Numerator:
Allocation of net income (loss)			$ 52,266			$ (545)	$ (3,038)		$ (245,809)
Basic weighted average shares outstanding	[2]		3,251,000			2,500,000	2,500,000		3,231,718
Diluted weighted average shares outstanding	[2]		3,251,000			2,500,000	2,500,000		3,231,718
Basic net loss per ordinary share			$ 0.02			$ 0.00	$ 0.00		$ (0.08)
Diluted net loss per ordinary share			$ 0.02			$ 0.00	$ 0.00		$ (0.08)

[1]	This number includes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 5).
[2]	Excludes 375,000 shares for the period April 28, 2021 (inception) through September 30, 2021 that were subject to forfeiture if the overallotment option was not exercised in full or in part by the underwriters (Note 5)